Supplemental Cash Flow Disclosures (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Supplemental disclosures:
Interest paid	$ 0		$ 480,636
Non-cash investing and financing activities:
Common shares issued for services	$ 29,737	$ 115,500	$ 1,351,808
Common shares of MedMelior issued for services	2,961,835	0	0
Common shares issued for settlement of accounts payable	$ 0	$ 40,331	$ 0
Common shares issued for conversion of debentures	493,253	0	102,389
Common shares issued as share issue costs	0	724,690	0
Common shares issued for asset acquisition	0	0	16,666,666
Common shares and share purchase warrants issued on exercise of special warrants	0	2,794,868	0
Common shares, share purchase options and share purchase warrants issued for asset acquisition	0	0	6,252,180
Compensation options granted as share issue costs	0	896,466
Warrants issued for finder's fee	$ 0	$ 0	$ 103,549